Commitments and Contingencies - Legal (Details) $ in Thousands		1 Months Ended	3 Months Ended
	Dec. 15, 2020 USD ($)	Jan. 31, 2021 USD ($)	Mar. 31, 2021	Jul. 22, 2019 item
Loss Contingencies [Line Items]
Proceeds from sale		$ 7,500
Agreement Term			6 years
Agreement Extension Period			2 years
Loss Contingency, Pending Claims, Number | item				2
Settlement to be paid	$ 5,250